Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Property, plant and equipment movements are detailed as follows:

	Land, buildings and contruction	Machinery and equipment	Bottles and containers	Other Equipment	Assets under contruction	Furniture, accesories and vehicles	Assets under finance lease	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2016
Historic cost	569,642,008	428,398,944	185,024,437	117,920,217	102,094,511	60,844,400	16,447,490	29,639,562	1,510,011,569
Accumulated depreciation	(149,128,169)	(248,562,463)	(102,580,240)	(77,349,328)	-	(42,694,930)	(3,014,569)	(14,014,660)	(637,344,359)
Book Value	420,513,839	179,836,481	82,444,197	40,570,889	102,094,511	18,149,470	13,432,921	15,624,902	872,667,210

As of December 31, 2016
Additions	-	-	-	-	128,712,863	-	-	-	128,712,863
Additions for business combination	-	79,126	-	-	-	-	-	-	79,126
Transfers	22,834,409	40,559,020	26,734,419	11,477,889	(115,555,005)	12,571,079	-	1,378,189	-
Conversion effect historic cost	(5,161,938)	(9,794,457)	(10,440,956)	(3,309,017)	(716,066)	(63,653)	(1,927)	(100,704)	(29,588,718)
Write off (cost)	(421,820)	(1,114,726)	(963,296)	(602,003)	164,887	(1,425,485)	-	-	(4,362,443)
Write off (depreciation)	16,882	1,045,213	1,211,494	557,191	-	809,775	-	-	3,640,555
Capitalized interests	-	-	-	-	853,832	-	-	-	853,832
Depreciation	(16,446,343)	(22,298,558)	(20,154,538)	(9,709,915)	-	(9,495,693)	(235,007)	(1,025,552)	(79,365,606)
Conversion effect depreciation	1,743,342	4,080,872	3,082,501	4,139,993	-	252,389	578	66,872	13,366,547
Others increase (decreased)	(40,372)	1,960,728	(1,217,118)	(313,368)	(779,982)	792,760	(620,991)	-	(218,343)
Divestitures (depreciation)	(1,973,792)	(4,671,503)	(919,611)	(105,417)	-	(479,526)	-	(1,480,301)	(9,630,150)
Divestitures (depreciation)	1,366,357	4,474,718	699,573	23,026	-	375,766	-	1,010,409	7,949,849
Book Value	422,430,564	194,156,914	80,476,665	42,729,268	114,775,040	21,486,882	12,575,574	15,473,815	904,104,722

As of December 31, 2016
Historic cost	584,830,357	453,735,402	196,174,306	129,190,151	114,775,040	70,251,593	13,926,785	29,436,746	1,592,320,380
Accumulated depreciation	(162,399,793)	(259,578,488)	(115,697,641)	(86,460,883)	-	(48,764,711)	(1,351,211)	(13,962,931)	(688,215,658)
Book Value	422,430,564	194,156,914	80,476,665	42,729,268	114,775,040	21,486,882	12,575,574	15,473,815	904,104,722

As of December 31, 2017
Additions	-	-	-	-	118,850,131	-	-	-	118,850,131
Transfers	29,368,004	43,963,753	20,642,995	18,784,331	(124,150,216)	10,802,816	-	588,317	-
Conversion effect historic cost	(4,642,067)	(10,260,723)	(10,182,025)	(3,613,420)	(720,676)	(379,481)	(1,605)	(100,852)	(29,900,849)
Write off (cost)	(144,577)	(681,120)	(2,192,467)	(2,301,087)	-	(778,317)	-	-	(6,097,568)
Write off (depreciation)	122,890	609,546	1,942,571	2,241,388	-	613,585	-	-	5,529,980
Capitalized interests	-	-	-	-	1,042,045	-	-	-	1,042,045
Depreciation	(16,782,519)	(26,444,714)	(20,351,615)	(12,375,545)	-	(6,262,416)	(43,108)	(1,002,696)	(83,262,613)
Conversion effect depreciation	609,002	3,137,711	3,801,023	2,188,068	-	92,238	519	54,154	9,882,715
Others increase (decreased)	(101,686)	1,048,528	18,981	7,257	(1,189,435)	(35,064)	(138,391)	59,875	(329,935)
Divestitures (cost)	(434,512)	(322,483)	(45,081,934)	(27,295)	-	(614,206)	-	(521,685)	(47,002,115)
Divestitures (depreciation)	326,742	322,483	43,718,122	26,267	-	363,484	-	339,817	45,096,915
Book Value	430,751,841	205,529,895	72,792,316	47,659,232	108,606,889	25,289,521	12,392,989	14,890,745	917,913,428

As of December 31, 2017
Historic cost	608,854,028	485,770,049	159,541,057	142,280,575	108,606,889	79,120,713	13,816,109	29,367,600	1,627,357,020
Accumulated depreciation	(178,102,187)	(280,240,154)	(86,748,741)	(94,621,343)	-	(53,831,192)	(1,423,120)	(14,476,855)	(709,443,592)
Book Value	430,751,841	205,529,895	72,792,316	47,659,232	108,606,889	25,289,521	12,392,989	14,890,745	917,913,428

Disclosure Land Balances [Text Block]	The balance of the land at the end of each year is as follows:
	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Land	225,840,815	226,136,602
Total	225,840,815	226,136,602

Disclosure of recognised finance lease as assets by lessee [text block]
The carrying amount of land and buildings relates to finance lease agreements for the Company and its subsidiaries. Such assets will not be owned by the Company until the corresponding purchase options are exercised.

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Land	3,215,075	3,130,181
Buildings	9,101,182	9,217,312
Machinery and equipment	76,732	228,081
Total	12,392,989	12,575,574